Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

Aggressive Growth Lifestyle Fund

Conservative Growth Lifestyle Fund

Moderate Growth Lifestyle Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 29, 2022, to each Fund’s Summary Prospectus and Prospectus,

each dated October 1, 2022, as supplemented and amended to date

At a meeting held on April 27, 2022, the Board of Directors (“Board”) of VALIC Company I approved certain changes to each Fund’s investment objective and principal investment strategies. These changes will become effective on or about April 29, 2022 (the “Effective Date”).

On the Effective Date, the following changes to the Summary Prospectus and Prospectus are made:

The disclosure in the section of the Summary Prospectus of the Aggressive Growth Lifestyle Fund entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Summary: Aggressive Growth Lifestyle Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund uses asset allocation strategies to determine how much to invest in the Underlying Funds.

Generally, the Fund invests a larger portion of its assets in Underlying Funds that invest in securities with a greater opportunity for capital growth, such as stocks, and generally has a higher level of risk than the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund. The Fund’s indirect holdings are primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers. A portion of the Fund’s indirect holdings may also include fixed-income securities of foreign issuers, real estate and real estate related securities, and money market securities. The Fund’s indirect holdings in fixed-income securities may include high yielding, high risk fixed-income securities (often referred to as “junk bonds”).

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• Domestic Equity Funds	40	% - 70%
• Fixed-Income Funds	10	% - 50%
• International Equity Funds	0	% - 30%
• Real Estate Funds	0	% - 15%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio.

The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

The disclosure in the section of the Summary Prospectus of the Conservative Growth Lifestyle Fund entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Summary: Conservative Growth Lifestyle Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests a larger portion of its assets in Underlying Funds that invest in securities that generate current income, and generally has a lower risk level than the Aggressive Growth Lifestyle Fund and Moderate Growth Lifestyle Fund.

The Fund’s indirect holdings are primarily in fixed-income securities of domestic and foreign issuers and in equity securities of domestic companies. The Underlying Funds also invest, to a limited extent, in equity securities of foreign issuers, lower rated fixed-income securities (often referred to as “junk bonds”), real estate and real estate related securities, and money market securities.

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• Domestic Equity Funds	10	% - 40%
• Fixed-Income Funds	55	% - 90%
• International Equity Funds	0	% - 20%
• Real Estate Funds	0	% - 6%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

The disclosure in the section of the Summary Prospectus of the Moderate Growth Lifestyle Fund entitled “Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Summary: Moderate Growth Lifestyle Fund – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

As a fund-of-funds, the Fund’s principal investment strategy is to allocate assets among a combination of mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities (like stocks and bonds). The Fund invests its assets in Underlying Funds that invest in securities that seek growth of capital, such as stocks, and securities that generate current income, such as bonds and U.S. government-issued securities. The Fund generally has a lower level of risk than the Aggressive Growth Lifestyle Fund but a greater level of risk than the Conservative Growth Lifestyle Fund.

The Fund’s indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-cap companies. The Fund’s indirect holdings may also include foreign and domestic equity securities of medium- and small-cap companies, and lower rated fixed-income securities (often referred to as “junk bonds”), real estate and real estate related securities, and money market securities.

Asset allocation is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The projected asset allocation ranges for the Fund are as follows:

• Domestic Equity Funds	25	% - 55%
• Fixed-Income Funds	30	% - 70%
• International Equity Funds	0	% - 25%
• Real Estate Funds	0	% - 10%

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. The subadviser has based the target investment percentages for the Fund on the degree to which it believes the Underlying Funds, in combination, to be appropriate for the Fund’s investment objective. The subadviser may change the asset allocation ranges from time to time. In selecting Underlying Funds, the subadviser may choose from other series of VALIC Company I and from unaffiliated money market funds.

The Underlying Funds in which the Fund invests may engage in active and frequent trading of portfolio securities in an effort to achieve their investment objectives.

In the section of the Funds’ Prospectus entitled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” the second paragraph is deleted in its entirety and replaced with the following:

From time to time, certain Funds may take temporary defensive positions that are inconsistent with their principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on a Fund’s investments in money market securities for temporary defensive purposes. If a Fund takes such a temporary defensive position, it may not achieve its investment objective. The following Funds may not take temporary defensive positions that are inconsistent with their principal investment strategies: International Equities Index Fund, MidCap Index Fund, Nasdaq- 100 Index® Fund, Small Cap Index Fund, Stock Index Fund and Systematic Core Fund. In addition, each of the Lifestyle Funds may invest in unaffiliated money market funds as a temporary defensive position.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the

Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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